Subsequent Events (Details Narrative) - $ / shares	Dec. 16, 2020	Nov. 24, 2020
Maximum shares subject to forfeiture		843,750
Sponsor [Member]
Maximum shares subject to forfeiture	843,750
Subsequent Event [Member]
Stock dividend per share	$ 0.125
Subsequent Event [Member] | Sponsor [Member]
Number of shares issued during period, shares	6,468,750
Maximum shares subject to forfeiture	843,750